Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Cash and cash equivalent		$ 1,015,851	$ 696,838	$ 535,171	$ 474,544
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalent	[1]	126,873	55,505
Trade receivables and other receivables	[1]	37,361	33,668
Other payables	[1]	(53,844)	(108)
Loans and Other Liabilities
In US dollar or linked thereto	[1]	$ 0	$ (43,171)

[1]	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).